Fair value measurements - Schedule of quantitative and qualitative information regarding significant unobservable inputs (Detail) - Recurring [Member] - Level 3 [Member] ¥ in Billions		12 Months Ended
		Mar. 31, 2022 JPY (¥)		Mar. 31, 2021 JPY (¥)		Mar. 31, 2020 JPY (¥)
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Assets		¥ 792		¥ 566		¥ 722
Fair Value, Financial Instrument, Liabilities		580		694		441
Trading assets and private equity and debt investments [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Assets		398		366		472
Trading assets and private equity and debt investments [Member] | Equities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Assets		¥ 14		¥ 16		14
Trading assets and private equity and debt investments [Member] | Equities [Member] | DCF [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[1]	Not applicable		Not applicable
Trading assets and private equity and debt investments [Member] | Equities [Member] | DCF [Member] | Liquidity discounts [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0.75		0.75
Impact of increases in significant unobservable valuation inputs	[3],[4]	Lower fair value		Lower fair value
Trading assets and private equity and debt investments [Member] | Equities [Member] | DCF [Member] | Liquidity discounts [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[5],[6]	0.75		0.75
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Assets		¥ 32		¥ 58		31
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | DCF [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[1]	No predictable interrelationship		No predictable interrelationship
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | DCF [Member] | WACC [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Lower fair value		Lower fair value	[1]
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | DCF [Member] | WACC [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0.071		0.063
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | DCF [Member] | WACC [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0.13		0.115
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | DCF [Member] | WACC [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[5],[6]	0.102		0.084	[1]
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | DCF [Member] | Growth rates [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value		Higher fair value	[1]
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | DCF [Member] | Growth rates [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0		0
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | DCF [Member] | Growth rates [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0.02		0.01
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | DCF [Member] | Growth rates [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[5],[6]	0.007		0.005	[1]
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | DCF [Member] | Credit spreads [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[1],[3],[4]			Lower fair value
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | DCF [Member] | Credit spreads [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]			0.076
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | DCF [Member] | Credit spreads [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]			0.088
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | DCF [Member] | Credit spreads [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[1],[5],[6]			0.081
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | DCF [Member] | Liquidity discounts [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Lower fair value		Lower fair value	[1]
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | DCF [Member] | Liquidity discounts [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0.05		0.05
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | DCF [Member] | Liquidity discounts [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0.30		0.30
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | DCF [Member] | Liquidity discounts [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[5],[6]	0.185		0.128	[1]
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | Market multiples [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[1]	No predictable interrelationship		No predictable interrelationship
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | Market multiples [Member] | EV/EBITDA ratios [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value		Higher fair value
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | Market multiples [Member] | EV/EBITDA ratios [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	2		1.9
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | Market multiples [Member] | EV/EBITDA ratios [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	11.2		10.8
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | Market multiples [Member] | EV/EBITDA ratios [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[5],[6]	6.9		6.5
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | Market multiples [Member] | PE Ratios [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]			11.1
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value		Higher fair value
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | Market multiples [Member] | PE Ratios [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	10.7
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | Market multiples [Member] | PE Ratios [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	12.6
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | Market multiples [Member] | PE Ratios [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[5],[6]	11.6		11.1
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | Market multiples [Member] | Liquidity discounts [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Lower fair value		Lower fair value
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | Market multiples [Member] | Liquidity discounts [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0.05		0.05
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | Market multiples [Member] | Liquidity discounts [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0.20		0.20
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member] | Market multiples [Member] | Liquidity discounts [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[5],[6]	0.119		0.122
Trading assets and private equity and debt investments [Member] | Foreign government, agency and municipal securities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Assets		¥ 10		¥ 12		8
Trading assets and private equity and debt investments [Member] | Foreign government, agency and municipal securities [Member] | DCF [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[1]	No predictable interrelationship		No predictable interrelationship
Trading assets and private equity and debt investments [Member] | Foreign government, agency and municipal securities [Member] | DCF [Member] | Credit spreads [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Lower fair value		Lower fair value
Trading assets and private equity and debt investments [Member] | Foreign government, agency and municipal securities [Member] | DCF [Member] | Credit spreads [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0		0
Trading assets and private equity and debt investments [Member] | Foreign government, agency and municipal securities [Member] | DCF [Member] | Credit spreads [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0.013		0.015
Trading assets and private equity and debt investments [Member] | Foreign government, agency and municipal securities [Member] | DCF [Member] | Credit spreads [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[5],[6]	0.007		0.004
Trading assets and private equity and debt investments [Member] | Foreign government, agency and municipal securities [Member] | DCF [Member] | Recovery rates [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0.06
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value		Higher fair value
Trading assets and private equity and debt investments [Member] | Foreign government, agency and municipal securities [Member] | DCF [Member] | Recovery rates [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]			0.092
Trading assets and private equity and debt investments [Member] | Foreign government, agency and municipal securities [Member] | DCF [Member] | Recovery rates [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]			0.093
Trading assets and private equity and debt investments [Member] | Foreign government, agency and municipal securities [Member] | DCF [Member] | Recovery rates [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[5],[6]	0.06		0.092
Trading assets and private equity and debt investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Assets		¥ 220		¥ 135		228
Trading assets and private equity and debt investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member] | DCF [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[1]	No predictable interrelationship		No predictable interrelationship
Trading assets and private equity and debt investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member] | DCF [Member] | Credit spreads [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Lower fair value		Lower fair value
Trading assets and private equity and debt investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member] | DCF [Member] | Credit spreads [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0.001		0
Trading assets and private equity and debt investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member] | DCF [Member] | Credit spreads [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	1.147		0.231
Trading assets and private equity and debt investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member] | DCF [Member] | Credit spreads [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[5],[6]	0.072		0.074
Trading assets and private equity and debt investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member] | DCF [Member] | Recovery rates [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value		Higher fair value
Trading assets and private equity and debt investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member] | DCF [Member] | Recovery rates [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0		0
Trading assets and private equity and debt investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member] | DCF [Member] | Recovery rates [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	1		1
Trading assets and private equity and debt investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member] | DCF [Member] | Recovery rates [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[5],[6]	0.844		0.733
Trading assets and private equity and debt investments [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Assets		¥ 7		¥ 8		1
Trading assets and private equity and debt investments [Member] | Commercial mortgage-backed securities ("CMBS") [Member] | DCF [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[1]	No predictable interrelationship		No predictable interrelationship
Trading assets and private equity and debt investments [Member] | Commercial mortgage-backed securities ("CMBS") [Member] | DCF [Member] | Yields [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Lower fair value		Lower fair value
Trading assets and private equity and debt investments [Member] | Commercial mortgage-backed securities ("CMBS") [Member] | DCF [Member] | Yields [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0.043		0.042
Trading assets and private equity and debt investments [Member] | Commercial mortgage-backed securities ("CMBS") [Member] | DCF [Member] | Yields [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0.111		0.106
Trading assets and private equity and debt investments [Member] | Commercial mortgage-backed securities ("CMBS") [Member] | DCF [Member] | Yields [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[5],[6]	0.046		0.05
Trading assets and private equity and debt investments [Member] | Commercial mortgage-backed securities ("CMBS") [Member] | DCF [Member] | Loss severities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Lower fair value		Lower fair value
Trading assets and private equity and debt investments [Member] | Commercial mortgage-backed securities ("CMBS") [Member] | DCF [Member] | Loss severities [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0.283		0.275
Trading assets and private equity and debt investments [Member] | Commercial mortgage-backed securities ("CMBS") [Member] | DCF [Member] | Loss severities [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0.73		0.695
Trading assets and private equity and debt investments [Member] | Commercial mortgage-backed securities ("CMBS") [Member] | DCF [Member] | Loss severities [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[5],[6]	0.408		0.503
Trading assets and private equity and debt investments [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Assets		¥ 8		¥ 6		62
Trading assets and private equity and debt investments [Member] | Residential mortgage-backed securities ("RMBS") [Member] | DCF [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[1]	No predictable interrelationship		No predictable interrelationship
Trading assets and private equity and debt investments [Member] | Residential mortgage-backed securities ("RMBS") [Member] | DCF [Member] | Yields [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Lower fair value		Lower fair value
Trading assets and private equity and debt investments [Member] | Residential mortgage-backed securities ("RMBS") [Member] | DCF [Member] | Yields [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0		0
Trading assets and private equity and debt investments [Member] | Residential mortgage-backed securities ("RMBS") [Member] | DCF [Member] | Yields [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0.222		0.143
Trading assets and private equity and debt investments [Member] | Residential mortgage-backed securities ("RMBS") [Member] | DCF [Member] | Yields [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[5],[6]	0.084		0.014
Trading assets and private equity and debt investments [Member] | Residential mortgage-backed securities ("RMBS") [Member] | DCF [Member] | Prepayment rates [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Lower fair value		Lower fair value
Trading assets and private equity and debt investments [Member] | Residential mortgage-backed securities ("RMBS") [Member] | DCF [Member] | Prepayment rates [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0.069		0.064
Trading assets and private equity and debt investments [Member] | Residential mortgage-backed securities ("RMBS") [Member] | DCF [Member] | Prepayment rates [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0.15		0.15
Trading assets and private equity and debt investments [Member] | Residential mortgage-backed securities ("RMBS") [Member] | DCF [Member] | Prepayment rates [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[5],[6]	0.095		0.072
Trading assets and private equity and debt investments [Member] | Residential mortgage-backed securities ("RMBS") [Member] | DCF [Member] | Loss severities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Lower fair value		Lower fair value
Trading assets and private equity and debt investments [Member] | Residential mortgage-backed securities ("RMBS") [Member] | DCF [Member] | Loss severities [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0		0.008
Trading assets and private equity and debt investments [Member] | Residential mortgage-backed securities ("RMBS") [Member] | DCF [Member] | Loss severities [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0.999		1
Trading assets and private equity and debt investments [Member] | Residential mortgage-backed securities ("RMBS") [Member] | DCF [Member] | Loss severities [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[5],[6]	0.069		0.058
Trading assets and private equity and debt investments [Member] | Real estate-backed securities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Assets		¥ 79		¥ 106		94
Trading assets and private equity and debt investments [Member] | Real estate-backed securities [Member] | DCF [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[1]	Not applicable		Not applicable
Trading assets and private equity and debt investments [Member] | Real estate-backed securities [Member] | DCF [Member] | Loss severities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Lower fair value		Lower fair value
Trading assets and private equity and debt investments [Member] | Real estate-backed securities [Member] | DCF [Member] | Loss severities [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0		0
Trading assets and private equity and debt investments [Member] | Real estate-backed securities [Member] | DCF [Member] | Loss severities [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0.212		0.186
Trading assets and private equity and debt investments [Member] | Real estate-backed securities [Member] | DCF [Member] | Loss severities [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[5],[6]	0.029		0.024
Trading assets and private equity and debt investments [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Assets		¥ 26		¥ 23		32
Trading assets and private equity and debt investments [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[1]	Change in default probabilities typically accompanied by directionally similar change in loss severities and opposite change in prepayment rates		Change in default probabilities typically accompanied by directionally similar change in loss severities and opposite change in prepayment rates
Trading assets and private equity and debt investments [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member] | Yields [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Lower fair value		Lower fair value
Trading assets and private equity and debt investments [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member] | Yields [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0.055		0.054
Trading assets and private equity and debt investments [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member] | Yields [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0.275		0.35
Trading assets and private equity and debt investments [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member] | Yields [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[5],[6]	0.131		0.11
Trading assets and private equity and debt investments [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member] | Prepayment rates [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]			0.20
Impact of increases in significant unobservable valuation inputs	[3],[4]	Lower fair value		Lower fair value
Trading assets and private equity and debt investments [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member] | Prepayment rates [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0.18
Trading assets and private equity and debt investments [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member] | Prepayment rates [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0.20
Trading assets and private equity and debt investments [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member] | Prepayment rates [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[5],[6]	0.195		0.20
Trading assets and private equity and debt investments [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member] | Default probabilities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0.02		0.02
Impact of increases in significant unobservable valuation inputs	[3],[4]	Lower fair value		Lower fair value
Trading assets and private equity and debt investments [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member] | Default probabilities [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[5],[6]	0.02		0.02
Trading assets and private equity and debt investments [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member] | Loss severities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Lower fair value		Lower fair value
Trading assets and private equity and debt investments [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member] | Loss severities [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	0		0.77
Trading assets and private equity and debt investments [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member] | Loss severities [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[2]	1		1
Trading assets and private equity and debt investments [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member] | Loss severities [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading assets and private equity and debt investments	[5],[6]	0.44		0.881
Equity contracts [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Assets	[7]	¥ 10		¥ (41)		19
Equity contracts [Member] | Option models [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[1]	No predictable interrelationship		No predictable interrelationship
Equity contracts [Member] | Option models [Member] | Dividend yield [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value		Higher fair value
Equity contracts [Member] | Option models [Member] | Dividend yield [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	0		0
Equity contracts [Member] | Option models [Member] | Dividend yield [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	0.126		0.098
Equity contracts [Member] | Option models [Member] | Volatilities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value		Higher fair value
Equity contracts [Member] | Option models [Member] | Volatilities [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	0		0.04
Equity contracts [Member] | Option models [Member] | Volatilities [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	1.097		1.02
Equity contracts [Member] | Option models [Member] | Correlations [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value		Higher fair value
Equity contracts [Member] | Option models [Member] | Correlations [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	(0.8)		(0.8)
Equity contracts [Member] | Option models [Member] | Correlations [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	0.97		0.98
Interest rate contracts [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Assets	[7]	¥ (11)		¥ (43)		(54)
Interest rate contracts [Member] | DCF / Option models [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[1]	No predictable interrelationship		No predictable interrelationship
Interest rate contracts [Member] | DCF / Option models [Member] | Interest rates [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value		Higher fair value
Interest rate contracts [Member] | DCF / Option models [Member] | Interest rates [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net		0.003	[2]	0.001	[5],[6]
Interest rate contracts [Member] | DCF / Option models [Member] | Interest rates [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net		0.033	[2]	0.023	[5],[6]
Interest rate contracts [Member] | DCF / Option models [Member] | Volatilities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value		Higher fair value
Interest rate contracts [Member] | DCF / Option models [Member] | Volatilities [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net		0.092	[2]	0.096	[5],[6]
Interest rate contracts [Member] | DCF / Option models [Member] | Volatilities [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net		0.139	[2]	0.131	[5],[6]
Interest rate contracts [Member] | DCF / Option models [Member] | Volatilities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value		Higher fair value
Interest rate contracts [Member] | DCF / Option models [Member] | Volatilities [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	0.00348		0.00249
Interest rate contracts [Member] | DCF / Option models [Member] | Volatilities [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	0.01283		0.0094
Interest rate contracts [Member] | DCF / Option models [Member] | Correlations [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value		Higher fair value
Interest rate contracts [Member] | DCF / Option models [Member] | Correlations [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net		(1)	[2]	(1)	[5],[6]
Interest rate contracts [Member] | DCF / Option models [Member] | Correlations [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net		0.98	[2]	0.98	[5],[6]
Credit contracts [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Assets	[7]	¥ (33)		¥ (38)		(1)
Credit contracts [Member] | DCF / Option models [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[1]	No predictable interrelationship		No predictable interrelationship
Credit contracts [Member] | DCF / Option models [Member] | Credit spreads [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value		Higher fair value
Credit contracts [Member] | DCF / Option models [Member] | Credit spreads [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	0		0
Credit contracts [Member] | DCF / Option models [Member] | Credit spreads [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	4.287		0.208
Credit contracts [Member] | DCF / Option models [Member] | Recovery rates [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value		Higher fair value
Credit contracts [Member] | DCF / Option models [Member] | Recovery rates [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	0		0
Credit contracts [Member] | DCF / Option models [Member] | Recovery rates [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	0.90		1.004
Credit contracts [Member] | DCF / Option models [Member] | Volatilities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value		Higher fair value
Credit contracts [Member] | DCF / Option models [Member] | Volatilities [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	0.50		0.419
Credit contracts [Member] | DCF / Option models [Member] | Volatilities [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	0.676		0.65
Credit contracts [Member] | DCF / Option models [Member] | Correlations [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value		Higher fair value
Credit contracts [Member] | DCF / Option models [Member] | Correlations [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	0		0.29
Credit contracts [Member] | DCF / Option models [Member] | Correlations [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	0.9		0.72
Foreign exchange contracts [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Assets	[7]	¥ 10		¥ 15		7
Foreign exchange contracts [Member] | Option models [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[1]	No predictable interrelationship		No predictable interrelationship
Foreign exchange contracts [Member] | Option models [Member] | Interest rates [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[4]	Higher fair value	[3]	Higher fair value	[1]
Foreign exchange contracts [Member] | Option models [Member] | Interest rates [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	0.003		0.001
Foreign exchange contracts [Member] | Option models [Member] | Interest rates [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	0.029		0.021
Foreign exchange contracts [Member] | Option models [Member] | Volatilities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[4]	Higher fair value	[3]	Higher fair value	[1]
Foreign exchange contracts [Member] | Option models [Member] | Volatilities [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	0.024		0.026
Foreign exchange contracts [Member] | Option models [Member] | Volatilities [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	0.393		0.315
Foreign exchange contracts [Member] | Option models [Member] | Volatilities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[4]	Higher fair value	[3]	Higher fair value	[1]
Foreign exchange contracts [Member] | Option models [Member] | Volatilities [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	0.00139		0.00162
Foreign exchange contracts [Member] | Option models [Member] | Volatilities [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	0.0024		0.00255
Foreign exchange contracts [Member] | Option models [Member] | Correlations [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[4]	Higher fair value	[3]	Higher fair value	[1]
Foreign exchange contracts [Member] | Option models [Member] | Correlations [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	(0.25)		(0.25)
Foreign exchange contracts [Member] | Option models [Member] | Correlations [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Derivatives, net	[2]	0.84		0.8
Loans and receivables [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Assets		¥ 205		¥ 104		96
Loans and receivables [Member] | DCF [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs		No predictable interrelationship	[1]	No predictable interrelationship
Loans and receivables [Member] | DCF [Member] | Credit spreads [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Lower fair value		Lower fair value
Loans and receivables [Member] | DCF [Member] | Credit spreads [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Loans and receivables	[2]	0		0
Loans and receivables [Member] | DCF [Member] | Credit spreads [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Loans and receivables	[2]	0.215		0.256
Loans and receivables [Member] | DCF [Member] | Credit spreads [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Loans and receivables		0.06	[5],[6]	0.066	[2]
Loans and receivables [Member] | DCF [Member] | Recovery rates [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value		Higher fair value
Loans and receivables [Member] | DCF [Member] | Recovery rates [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Loans and receivables	[2]	0.44		0.264
Loans and receivables [Member] | DCF [Member] | Recovery rates [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Loans and receivables	[2]	1		1
Loans and receivables [Member] | DCF [Member] | Recovery rates [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Loans and receivables		0.982	[5],[6]	0.958	[2]
Collateralized agreements [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Assets		¥ 16		¥ 18		15
Collateralized agreements [Member] | DCF [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs		Not applicable	[1]	Not applicable
Collateralized agreements [Member] | DCF [Member] | Repo rate [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs		Lower fair value	[3],[4]	Lower fair value
Collateralized agreements [Member] | DCF [Member] | Repo rate [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Collateralized agreements		0.028		0.028
Collateralized agreements [Member] | DCF [Member] | Repo rate [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Collateralized agreements		0.06		0.058
Collateralized agreements [Member] | DCF [Member] | Repo rate [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Collateralized agreements		0.036		0.04
Other [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Assets		¥ 197	[8]	¥ 185	[8]	168
Other [Member] | DCF [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[1],[8]	No predictable interrelationship		No predictable interrelationship
Other [Member] | DCF [Member] | WACC [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other assets	[2],[8]	0.101		0.092
Impact of increases in significant unobservable valuation inputs	[3],[4],[8]	Lower fair value		Lower fair value
Other [Member] | DCF [Member] | WACC [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other assets	[5],[6],[8]	0.101		0.092
Other [Member] | DCF [Member] | Growth rates [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other assets	[2],[8]	0.02		0.02
Impact of increases in significant unobservable valuation inputs	[3],[4],[8]	Higher fair value		Higher fair value
Other [Member] | DCF [Member] | Growth rates [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other assets	[5],[6],[8]	0.02		0.02
Other [Member] | DCF [Member] | Liquidity discounts [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other assets	[2],[8]	0.10		0.10
Impact of increases in significant unobservable valuation inputs	[3],[4],[8]	Lower fair value		Lower fair value
Other [Member] | DCF [Member] | Liquidity discounts [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other assets	[5],[6],[8]	0.10		0.10
Other [Member] | Market multiples [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[1],[8]	Generally changes in multiples result in a corresponding similar directional change in a fair value measurement, assuming earnings levels remain constant.		Generally changes in multiples result in a corresponding similar directional change in a fair value measurement, assuming earnings levels remain constant.
Other [Member] | Market multiples [Member] | EV/EBITDA ratios [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4],[8]	Higher fair value		Higher fair value
Other [Member] | Market multiples [Member] | EV/EBITDA ratios [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other assets	[2],[8]	3.6		5
Other [Member] | Market multiples [Member] | EV/EBITDA ratios [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other assets	[2],[8]	5.9		6.2
Other [Member] | Market multiples [Member] | EV/EBITDA ratios [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other assets	[5],[6],[8]	4.4		5.4
Other [Member] | Market multiples [Member] | PE Ratios [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4],[8]	Higher fair value		Higher fair value
Other [Member] | Market multiples [Member] | PE Ratios [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other assets	[2],[8]	6.7		8.2
Other [Member] | Market multiples [Member] | PE Ratios [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other assets	[2],[8]	30.8		32
Other [Member] | Market multiples [Member] | PE Ratios [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other assets	[5],[6],[8]	13.1		13.8
Other [Member] | Market multiples [Member] | Price/Book ratios [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4],[8]	Higher fair value		Higher fair value
Other [Member] | Market multiples [Member] | Price/Book ratios [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other assets	[2],[8]	0.3		0.3
Other [Member] | Market multiples [Member] | Price/Book ratios [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other assets	[2],[8]	1.7		1.6
Other [Member] | Market multiples [Member] | Price/Book ratios [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other assets	[5],[6],[8]	0.9		0.9
Other [Member] | Market multiples [Member] | Liquidity discounts [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4],[8]	Lower fair value		Lower fair value
Other [Member] | Market multiples [Member] | Liquidity discounts [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other assets	[2],[8]	0.25		0.10
Other [Member] | Market multiples [Member] | Liquidity discounts [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other assets	[2],[8]	0.40		0.40
Other [Member] | Market multiples [Member] | Liquidity discounts [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other assets	[5],[6],[8]	0.306		0.306
Trading Liabilities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Liabilities		¥ 3		¥ 7		2
Trading Liabilities [Member] | Equities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Liabilities		0		0		0
Trading Liabilities [Member] | Foreign government, agency and municipal securities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Liabilities		0		1		0
Trading Liabilities [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Liabilities		0		1		1
Trading Liabilities [Member] | Bank and corporate debt securities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Liabilities		¥ 3		¥ 5		1
Trading Liabilities [Member] | Bank and corporate debt securities [Member] | DCF [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[1]	Not applicable		Not applicable
Trading Liabilities [Member] | Bank and corporate debt securities [Member] | DCF [Member] | Recovery rates [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs		Higher fair value	[3],[4]	Higher fair value
Trading Liabilities [Member] | Bank and corporate debt securities [Member] | DCF [Member] | Recovery rates [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading Liabilities	[2]	0.039		0.034
Trading Liabilities [Member] | Bank and corporate debt securities [Member] | DCF [Member] | Recovery rates [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading Liabilities	[2]	0.97		0.035
Trading Liabilities [Member] | Bank and corporate debt securities [Member] | DCF [Member] | Recovery rates [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Trading Liabilities	[5],[6]	0.841		0.034
Short-term borrowings [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Liabilities		¥ 58		¥ 103		29
Short-term borrowings [Member] | DCF / Option models [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[1]	No predictable interrelationship		No predictable interrelationship
Short-term borrowings [Member] | DCF / Option models [Member] | Volatilities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value		Higher fair value
Short-term borrowings [Member] | DCF / Option models [Member] | Volatilities [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Short-term borrowings	[2]	0.05		0.138
Short-term borrowings [Member] | DCF / Option models [Member] | Volatilities [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Short-term borrowings	[2]	0.97		0.823
Short-term borrowings [Member] | DCF / Option models [Member] | Correlations [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value		Higher fair value
Short-term borrowings [Member] | DCF / Option models [Member] | Correlations [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Short-term borrowings	[2]	(0.8)		(0.69)
Short-term borrowings [Member] | DCF / Option models [Member] | Correlations [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Short-term borrowings	[2]	0.93		0.96
Payables and Deposits [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Liabilities		¥ 8		¥ 1		1
Payables and Deposits [Member] | DCF / Option models [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[1]	No predictable interrelationship
Payables and Deposits [Member] | DCF / Option models [Member] | Volatilities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value
Payables and Deposits [Member] | DCF / Option models [Member] | Volatilities [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Payables and deposits	[2]	0.092
Payables and Deposits [Member] | DCF / Option models [Member] | Volatilities [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Payables and deposits	[2]	0.113
Payables and Deposits [Member] | DCF / Option models [Member] | Volatilities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value
Payables and Deposits [Member] | DCF / Option models [Member] | Volatilities [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Payables and deposits	[2]	0.00412
Payables and Deposits [Member] | DCF / Option models [Member] | Volatilities [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Payables and deposits	[2]	0.00696
Payables and Deposits [Member] | DCF / Option models [Member] | Correlations [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value
Payables and Deposits [Member] | DCF / Option models [Member] | Correlations [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Payables and deposits	[2]	0.34
Payables and Deposits [Member] | DCF / Option models [Member] | Correlations [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Payables and deposits	[2]	0.98
Long-term borrowings [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Liabilities		¥ 479		¥ 547		409
Long-term borrowings [Member] | DCF [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[1]	Not applicable
Long-term borrowings [Member] | DCF [Member] | Loss severities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Long-term borrowings	[2]	0
Impact of increases in significant unobservable valuation inputs	[3],[4]	Lower fair value
Long-term borrowings [Member] | DCF [Member] | Loss severities [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Long-term borrowings	[5],[6]	0
Long-term borrowings [Member] | DCF / Option models [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[1]	No predictable interrelationship		No predictable interrelationship
Long-term borrowings [Member] | DCF / Option models [Member] | Volatilities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value		Higher fair value
Long-term borrowings [Member] | DCF / Option models [Member] | Volatilities [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Long-term borrowings	[2]	0.05		0.095
Long-term borrowings [Member] | DCF / Option models [Member] | Volatilities [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Long-term borrowings	[2]	0.97		0.823
Long-term borrowings [Member] | DCF / Option models [Member] | Volatilities [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value		Higher fair value
Long-term borrowings [Member] | DCF / Option models [Member] | Volatilities [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Long-term borrowings	[2]	0.00412		0.00296
Long-term borrowings [Member] | DCF / Option models [Member] | Volatilities [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Long-term borrowings	[2]	0.00696		0.0077
Long-term borrowings [Member] | DCF / Option models [Member] | Correlations [Member]
Quantitative information about significant unobservable inputs [Line Items]
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value		Higher fair value
Long-term borrowings [Member] | DCF / Option models [Member] | Correlations [Member] | Minimum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Long-term borrowings	[2]	(1)		(1)
Long-term borrowings [Member] | DCF / Option models [Member] | Correlations [Member] | Maximum [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Long-term borrowings	[2]	0.98		0.98
Other Liabilities Other [Member]
Quantitative information about significant unobservable inputs [Line Items]
Fair Value, Financial Instrument, Liabilities		¥ 32		¥ 35		¥ 0
Other Liabilities Other [Member] | DCF [Member]
Quantitative information about significant unobservable inputs [Line Items]
Interrelationships between valuation inputs	[1]	Not applicable
Other Liabilities Other [Member] | DCF [Member] | Recovery rates [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other liabilities	[2]	0.90
Impact of increases in significant unobservable valuation inputs	[3],[4]	Higher fair value
Other Liabilities Other [Member] | DCF [Member] | Recovery rates [Member] | Weighted Average [Member]
Quantitative information about significant unobservable inputs [Line Items]
Valuation inputs, Other liabilities	[5],[6]	0.90

[1]	Consideration of the interrelationships between significant unobservable valuation inputs is only relevant where more than one unobservable valuation input is used to determine the fair value measurement of the financial instrument.
[2]	Range information is provided in percentages, coefficients and multiples and represents the highest and lowest level significant unobservable valuation input used to value that type of financial instrument. A wide dispersion in the range does not necessarily reflect increased uncertainty or subjectivity in the valuation input and is typically just a consequence of the different characteristics of the financial instruments themselves.
[3]	The above table only considers the impact of an increase in each significant unobservable valuation input on the fair value measurement of the financial instrument. However, a decrease in the significant unobservable valuation input would have the opposite effect on the fair value measurement of the financial instrument. For example, if an increase in a significant unobservable valuation input would result in a lower fair value measurement, a decrease in the significant unobservable valuation input would result in a higher fair value measurement.
[4]	The impact of an increase in the significant unobservable valuation input on the fair value measurement for a derivative assumes Nomura is long risk to the input e.g., long volatility. Where Nomura is short such risk, the impact of an increase would have a converse effect on the fair value measurement of the derivative.
[5]	Nomura has not provided weighted average information for derivatives as unlike cash products the risk on such products is distinct from the balance sheet value and is subject to netting.
[6]	Weighted average information for non-derivatives is calculated by weighting each valuation input by the fair value of the financial instrument.
[7]	Derivatives which contain multiple types of risk are classified based on the primary risk type of the instrument
[8]	Valuation techniques and unobservable valuation inputs in respect of equity securities reported within Other assets in the consolidated balance sheets.